Group statement of comprehensive income (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Statement Of Comprehensive Income [Abstract]
Currency translation charge	$ (231)
Reclassification of cost of hedging to income statement and recognised within finance costs	$ 3